As filed with the U.S. Securities and Exchange Commission on June 5, 2020

Securities Act File No. 002-75661

Investment Company Act File No. 811-03379

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 61	☒
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 61

(Check appropriate box or boxes)

PERMANENT PORTFOLIO FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, Suite 4100, San Francisco, California	94111
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 398-8000

MICHAEL J. CUGGINO,

600 Montgomery Street, Suite 4100,

San Francisco, California 94111

(Name and Address of Agent for Service)

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on June 1, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California, on the 5th day of June, 2020.

PERMANENT PORTFOLIO FAMILY OF FUNDS

By:	/s/ Michael J. Cuggino
Michael J. Cuggino President, Secretary and Trustee

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 61 has been signed below by the following persons in the capacities indicated on June 5, 2020.

Name	Title

/s/ James H. Andrews James H. Andrews	Treasurer (principal financial and accounting officer)

* Hugh A. Butler Hugh A. Butler	Trustee

/s/ Michael J. Cuggino Michael J. Cuggino	President, Secretary and Trustee (principal executive officer)

* Roger Doebke Roger Doebke	Trustee

*

Signed by Michael J. Cuggino, Attorney-in-fact, pursuant to Power of Attorney filed with Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A, File Nos. 002-75661 and 811-03379, filed on June 1, 2020.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase